Label	Element	Value
Lazard Global Listed Infrastructure Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Global Listed Infrastructure Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in equity securities, principally common stocks, of infrastructure companies and concentrates its investments in industries represented by infrastructure companies. Lazard Asset Management LLC (the “Investment Manager”) focuses on companies with a minimum market capitalization of $250 million that own physical infrastructure and which the Investment Manager believes are undervalued.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, with securities listed on a national or other recognized securities exchange.

Under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in infrastructure companies organized or located outside the US or doing a substantial amount of business outside the US. The Investment Manager allocates the Portfolio’s assets among various regions and countries, including the United States (but in no less than three different countries). The Portfolio may invest in equity securities of companies with some business activities located in emerging market countries.

The Investment Manager generally seeks to substantially hedge foreign currency exposure in the Portfolio against movements relative to the US dollar by entering into foreign currency forward contracts, although the Portfolio’s total foreign currency exposure may not be fully hedged at all times.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended, it may invest in a smaller number of issuers than other, more diversified investment portfolios.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the effects of such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact the Portfolio and its investments.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Infrastructure Companies Risk. Securities and instruments of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation, and service interruption due to environmental, operational or other mishaps.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other similar governmental actions or developments, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates.

Forward Currency Contracts and Currency Hedging Risk. Forward currency contracts, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since forward currency contracts, like most derivative instruments, have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all of a portion of their value due solely to the creditworthiness of or default by the counterparty. Forward currency contracts also may be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the value of such contracts. Forward currency contracts are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currencies. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Forward currency contracts incur costs, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of forward currency contracts, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to accurately predict movements in currency exchange rates and, for hedging transactions, there may be imperfect correlations between movements in exchange rates that could cause the Portfolio to incur significant losses. Use of forward currency contracts, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Value Investing Risk. Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Large Cap Companies Risk. Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Focused Investing Risk. The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Securities Selection Risk. Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Global Listed Infrastructure Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of broad measures of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Global Listed Infrastructure Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 823-6300
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lazardassetmanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns for Institutional Shares As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:
2017, Q1	10.52%

Worst Quarter:
2020, Q1	-16.07%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2022) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Lazard Global Listed Infrastructure Portfolio | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI World Index
1 Year	rr_AverageAnnualReturnYear01	(18.14%)
5 Years	rr_AverageAnnualReturnYear05	6.14%
10 Years	rr_AverageAnnualReturnYear10	8.85%
Since Inception	rr_AverageAnnualReturnSinceInception	8.41%
Lazard Global Listed Infrastructure Portfolio | MSCI World Core Infrastructure (Hedged) Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI World Core Infrastructure (Hedged) Index
1 Year	rr_AverageAnnualReturnYear01	(4.13%)
5 Years	rr_AverageAnnualReturnYear05	7.37%
10 Years	rr_AverageAnnualReturnYear10	9.74%
Since Inception	rr_AverageAnnualReturnSinceInception	9.26%
Lazard Global Listed Infrastructure Portfolio | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.97%	[1]
1 Year	rr_ExpenseExampleYear01	$ 99
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	536
10 Years	rr_ExpenseExampleYear10	$ 1,190
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2022) reflect the performance of the Portfolio’s Institutional Shares.
Annual Return 2013	rr_AnnualReturn2013	26.56%
Annual Return 2014	rr_AnnualReturn2014	17.95%
Annual Return 2015	rr_AnnualReturn2015	9.30%
Annual Return 2016	rr_AnnualReturn2016	9.30%
Annual Return 2017	rr_AnnualReturn2017	20.80%
Annual Return 2018	rr_AnnualReturn2018	(3.73%)
Annual Return 2019	rr_AnnualReturn2019	22.26%
Annual Return 2020	rr_AnnualReturn2020	(4.48%)
Annual Return 2021	rr_AnnualReturn2021	19.87%
Annual Return 2022	rr_AnnualReturn2022	(1.30%)
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.52%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.07%)
1 Year	rr_AverageAnnualReturnYear01	(1.30%)
5 Years	rr_AverageAnnualReturnYear05	5.87%
10 Years	rr_AverageAnnualReturnYear10	11.10%
Since Inception	rr_AverageAnnualReturnSinceInception	10.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Lazard Global Listed Infrastructure Portfolio | Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.85%)
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	8.90%
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Lazard Global Listed Infrastructure Portfolio | Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Years	rr_AverageAnnualReturnYear05	4.37%
10 Years	rr_AverageAnnualReturnYear10	8.59%
Since Inception	rr_AverageAnnualReturnSinceInception	8.13%
Lazard Global Listed Infrastructure Portfolio | Open
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.22%	[1]
1 Year	rr_ExpenseExampleYear01	$ 124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	$ 1,477
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
5 Years	rr_AverageAnnualReturnYear05	5.61%
10 Years	rr_AverageAnnualReturnYear10	10.82%
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Lazard Global Listed Infrastructure Portfolio | R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.97%	[1]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
1 Year	rr_ExpenseExampleYear01	$ 99
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	536
10 Years	rr_ExpenseExampleYear10	$ 1,190
1 Year	rr_AverageAnnualReturnYear01	(1.30%)
5 Years	rr_AverageAnnualReturnYear05	5.87%
10 Years	rr_AverageAnnualReturnYear10	11.10%
Since Inception	rr_AverageAnnualReturnSinceInception	10.24%

[1]	Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses are .96%, 1.21% and .96% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.
[2]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.